Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2024 CNY (¥) m²	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2022 CNY (¥)	Feb. 29, 2024 USD ($) m²
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 3,735	$ 519	¥ 2,802	¥ 8,458
Impairment loss for property and equipment	3,674	$ 510	¥ 0	¥ 7,871
Total costs, for development of study camps | ¥	¥ 130,718
Construction area | m²	45,535.3				45,535.3
Construction cost paid	¥ 65,822				$ 9,145